Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Financial Instruments Measured at Fair Value on Recurring Basis
The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2020 and 2021:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Assets
Cash equivalents (i)	401,269	—	—	401,269
Short-term investments (ii)	—	1,206,539	—	1,206,539

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Assets
Cash equivalents (i)	401,291	—	—	401,291
Short-term investments (ii)	—	816,331	—	816,331
Available-for-sale debt investments (iii)	—	—	157,160	157,160

(i)
Cash equivalents mainly consist of time deposits with original maturities of three months or less and highly liquid investments that are readily convertible to known amounts of cash. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Company classifies the valuation techniques that use the pervasive interest rates input as Level 1 of fair value measurements.

(ii)
Short-term investments represented the investments issued by commercial banks and financial institution with a variable interest rate indexed to the performance of underlying assets within one year. For the instruments whose fair values are estimated based on quoted prices of similar products provided by banks at the end of each period, the Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

(iii)
Available-for-sale debt investments were investments made by the Group without readily determinable fair values as set out in Note 10, which were categorized as Level 3 in the fair value hierarchy. These investments were valued based on a model utilizing unobservable inputs requiring significant management judgment and estimation. The Company uses a combination of valuation methodologies, including income approaches based on the Company’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing of the investees, future cash flow forecasts, liquidity factors and multiples of a selection of comparable companies.

Management determined the fair value of Level 3 investments based on income approach using various unobservable inputs. The determination of the fair value required significant judgement by management with respect to the assumptions and estimates for risk-free rate, weighted average cost of capital and probability in equity allocation.